Restructuring, Severance and Other Costs (Accrued Restructuring Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 17
Accruals/provisions	199	25
Payments/write-offs	(146)
Balance, end of period	70	17
Severance Benefit and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	12
Accruals/provisions	148
Payments/write-offs	(90)
Balance, end of period	70
Professional Fees [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	0
Accruals/provisions	44
Payments/write-offs	(44)
Balance, end of period	0
Asset Impairment Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	0
Accruals/provisions	5
Payments/write-offs	(5)
Balance, end of period	0
Other Contract Termination Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	5
Accruals/provisions	2
Payments/write-offs	(7)
Balance, end of period	$ 0